PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 131,617	$ 179,645	$ 186,892
Included in expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	69,271	21,435	9,528
Included in inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	1,476	5,902	10,261
Included in research [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	183,939	67,693
Vehicles Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	11,433
Included In Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 79,668